INVESTMENTS IN LOANS AND SECURITIES - Gross Proceeds and Related Investment Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments in loans and securities, available for sale:
Proceeds from sales/maturities/prepayments	$ 227,771	$ 172,061
Gross investment gains from sales	(7,922)	0
Write-offs charged against the allowance	7,455	33,552
Additions to allowance for credit losses	$ (416,791)	$ (134,510)